Information about Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of subsidiaries
			06.30.21		06.30.20
Name of the entity	Place of business / Country of incorporation	Main activity	% of ownership interest held	% of ownership interest held by non-controlling interests	% of ownership interest held	% of ownership interest held by non-controlling interests

Panamerican Mall S.A.	Argentina	Real estate	80.00%	20.00%	80.00%	20.00%
Torodur S.A.	Uruguay	Investment	100.00%	-	100.00%	-
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	10.00%	90.00%	10.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	0.05%	99.95%	0.05%
Entertainment Holdings S.A.	Argentina	Investment	70.00%	30.00%	70.00%	30.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	46.32%	53.68%	46.32%
Entretenimiento Universal S.A.	Argentina	Event organization and others	98.75%	1.25%	98.75%	1.25%
Fibesa S.A.	Argentina	Mandatory	100.00%	-	100.00%	-
Centro de Entretenimiento La Plata S.A.	Argentina	Real estate	100.00%	-	100.00%	-
We Are Appa S.A. (ex Pareto S.A.)	Argentina	Design and software development	93.63%	6.37%	69.96%	30.04%

Schedule of financial information of subsidiaries
	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held by non-controlling interests	Book value of non-controlling interest	% of ownership interest held by controlling interests	Book amount
06.30.21	593	39,058	1,860	10,905	26,886	20%	5,377	80%	21,510
06.30.20	698	39,250	1,933	8,839	29,176	20%	5,835	80%	23,341

	Revenues	Comprehensive (loss)/ income for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase in cash and cash equivalents	Dividends paid to non-controlling interest
06.30.21	1,970	(2,289)	871	(238)	(685)	(52)	-
06.30.20	3,046	8,989	1,641	(362)	(1,791)	(512)	-